SHARE-BASED COMPENSATION (Details) - Schedule of Number of Options Outstanding - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation (Details) - Schedule of Number of Options Outstanding [Line Items]
Number of options, Outstanding biginning balance	121,808	122,308	72,058
Number of options, Granted	0	0	54,500
Weighted- average grant-date fair value price, Granted		$ 0
Number of options, Forfeited	(735)	0	(2,548)
Number of options, Outstanding ending balance	59,750	121,808	122,308
Employee Options [Member]
Share-Based Compensation (Details) - Schedule of Number of Options Outstanding [Line Items]
Number of options, Outstanding biginning balance	32,913	52,858	4,464
Weighted- average grant-date fair value price, Outstanding biginning balance	$ 9.61	$ 9.59	$ 7.67
Number of options, Granted		0	52,500
Weighted- average grant-date fair value price, Granted		$ 0	$ 9.63
Number of options, Vested		(19,945)	(1,558)
Weighted- average grant-date fair value price, Vested		$ 9.56	$ 7.1
Number of options, Forfeited		0	(2,548)
Weighted- average grant-date fair value price, Forfeited		$ 0	$ 8.56
Number of options, Outstanding ending balance		32,913	52,858
Weighted- average grant-date fair value price, Outstanding ending balance		$ 9.61	$ 9.59
Non-Employee Options [Member]
Share-Based Compensation (Details) - Schedule of Number of Options Outstanding [Line Items]
Number of options, Outstanding biginning balance	0	132	304
Weighted- average grant-date fair value price, Outstanding biginning balance	$ 0	$ 4.96	$ 4.91
Number of options, Granted		0	2,000
Weighted- average grant-date fair value price, Granted			$ 11.93
Number of options, Vested		(132)	(2,172)
Weighted- average grant-date fair value price, Vested		$ 4.96	$ 11.37
Number of options, Forfeited		0	0
Weighted- average grant-date fair value price, Forfeited		$ 0	$ 0
Number of options, Outstanding ending balance		0	132
Weighted- average grant-date fair value price, Outstanding ending balance		$ 0	$ 4.96